Investments - Investment Income (Details) - EBP 022	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Administrative expenses and other, net	$ (525,516)
Total investment income	180,862,043
Master Trust Balances
EBP, Master Trust [Line Items]
Net appreciation in fair value of investments	235,511,834
Administrative expenses and other, net	(115,396)
Total investment income	253,612,336
Master Trust Balances | Investment income from investments at fair value
EBP, Master Trust [Line Items]
Investment income from investments	14,683,788
Master Trust Balances | Investment income from investments at contract value
EBP, Master Trust [Line Items]
Investment income from investments	$ 3,532,110